Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Cillian M Lynch, Esquire 202.419.8416 clynch@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 002-97596

1940 Act File No. 811-04297

September 13, 2019

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	VanEck Funds (the “Registrant”)
File Nos. 002-97596 and 811-04297
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information, that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment Nos. 160/161 (the “Amendment”) to the Registration Statement of the Registrant. The Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 6, 2019, with an effective date of September 13, 2019, relating to the Emerging Markets Fund, the International Investors Gold Fund, and the Global Hard Assets Fund, each a series of the Registrant.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Cillian M. Lynch
Cillian M. Lynch, Esquire

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